SUPPLEMENT DATED JUNE 21, 2012

 TO PROSPECTUS DATED MAY 1, 1995
FOR VARIABLE LIFE INSURANCE POLICY

ISSUED BY INDEPENDENCE LIFE AND ANNUITY COMPANY
INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT

This supplement contains information about the Columbia Variable Portfolio - Diversified Equity Income Fund that is available under your Policy.

Effective June 29, 2012, Columbia Variable Portfolio – Diversified Equity Income Fund will change its name to Columbia Variable Portfolio - Dividend Opportunity Fund.

Please retain this supplement with your prospectus for future reference.